Annual Total Returns - BlackRock Technology Opportunities Fund (Class K) [BarChart] - Class K - BlackRock Technology Opportunities Fund - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(11.00%)
Annual Return 2012	7.57%
Annual Return 2013	45.55%
Annual Return 2014	8.96%
Annual Return 2015	11.62%
Annual Return 2016	8.12%
Annual Return 2017	50.16%
Annual Return 2018	2.24%
Annual Return 2019	44.23%
Annual Return 2020	86.82%